Schedule of related parties transactions (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Related Party Transaction [Line Items]
Sales	$ 1,584	$ 2,050	$ 2,044
Revenue	$ 3,922,315	5,075,868	3,484,961
Software [Member]
Related Party Transaction [Line Items]
Revenue		5,760
Software One [Member]
Related Party Transaction [Line Items]
Revenue		167,798	253,212
Sales of Robot [Member]
Related Party Transaction [Line Items]
Sales		2,030
Sales of Robot One [Member]
Related Party Transaction [Line Items]
Sales		$ 14,547	$ 33,506